Financial Risk Management - Summary of Impairment of Trade Receivable (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade receivables [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss Bad debt expenses	₩ 69,972	₩ 64,522